Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 8 – Commitments and Contingencies

In 2002, the Company entered an agreement with Aventis Pharma Deutschland GmbH. (“Aventis”), in which Aventis agreed that the Company will have the exclusive worldwide right to commercialize an invention covered by Israeli patent application 123998 and PCT/IL99/00173, and the Company agreed to pay Aventis a royalty of 10% in respect of all income that the Company or its affiliates may receive from the commercialization of such invention which is related to the prevention and treatment of gallstones.